Note 19 - Related Party Transactions	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
19
) Related party transactions

Members of the Executive Board and Executive Committee

For each of the periods presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

	Year ended December 31,
(in thousands of euro)	2017	2018	2019
Personnel expenses and other short-term employee benefits	1,587	2,340	2,811
Extra pension benefits	12	12	12
Share-based compensation	4,805	1,856	2,450
Executive Committee members compensation	6,404	4,208	5,273

As of
December
31,
2019,
three
members of the Executive Committee were also members of the Executive Board.

Odile Belzunce, Jennifer Butler, Frédérique Brune and Tracy Rossin were appointed as members of the Executive Board in
2019.
Calculation of share-based compensation is detailed in Note
11.b.

Members of the Supervisory Board

The Company recognized a provision of
€274
 thousand for attendance fees (
jetons de presence
) relating to the year ended
December
31,
2019
which should be paid in
2020.
This amount includes the compensation for the Chairman of the Supervisory Board. The company recognized a provision of
€205
thousand and
€216
thousand as of
December 31, 2017
and
2018,
respectively.

Related parties

Novo Nordisk A/S is a board member and is related to the Company by three
licensing agreements related to the drug-candidates lirilumab, monalizumab and avdoralimab. Under the terms of the agreements, Novo Nordisk A/S is eligible to receive milestone payments as well as royalties on future sales.

As of
December 31, 2017,
the Company had
no
liability to Novo Nordisk.

As of
December 31, 2018,
the Company had a
€13,050
thousand additional consideration to be paid to Novo Nordisk A/S relating to the additional consideration for monalizumab following the exercise of the option by AstraZeneca and a
€756
thousand liability relating to a production delivery of avdoralimab. These amounts were paid in
2019.

As of
December 31, 2019,
the Company has a
€588
thousands liability to be paid to Novo Nordisk A/S relating to the withholding tax on monalizumab and avdoralimab acquisitions.

AstraZeneca is a shareholder and is related to the Company through several collaboration and option licensing or license agreements for different drug candidates (monalizumab, avdoralimab,
IPH5201
and preclinical molecules) and a license agreement for the rights of the drug Lumoxiti. The payments between the two
companies as well as the liabilities and receivables as of
31

December 2019
are as follows:

	As of December 31, 2019
(in thousands of euros)	Payments	Assets/Liabilities
Collection (AstraZeneca towards the Company) / Receivables	118,627	9,140
Payments (the Company towards AstraZeneca) / Liabilities	(73,973)	(36,296)
Total (1)	44,654	(27,156)
_______
(1)	In addition, the Company recognized in the income statement a net expense of
€8,219
 thousand as net result from distribution agreements (see Note
15
) and an R&D expense of
€11,457
 thousand as operating expenses (see Note
14
)

BPI France is a board member and has granted the Company a
€1,500
 thousand interest-free loan (
Prêt à Taux Zéro Innovation
, or “PTZI”). This loan will be reimbursed starting
September 2016
over a
5
-year period.

Subsidiaries

The business relationships between the Company and its subsidiaries are governed by intra-group agreements, conducted at standard conditions on an arm’s length basis.